Organization and Description of Business (Details) - Schedule of subsidiaries	12 Months Ended
Jun. 30, 2021
Qiner [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 21, 2017
Place of Incorporation	Hong Kong, China
% of Equity Ownership	100.00%
Principal Activities	Holding Company
Qinheng Co., Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 09, 2017
Place of Incorporation	Hong Kong, China
% of Equity Ownership	100.00%
Principal Activities	Holding Company
Shanghai Qincheng Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 04, 2017
Place of Incorporation	Shanghai, China
% of Equity Ownership	100.00%
Principal Activities	Holding Company
Growth Ring Ltd., (“Growth”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 14, 2021
Place of Incorporation	Virgin Islands, British
% of Equity Ownership	100.00%
Principal Activities	Holding Company
Arabian Jasmine Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 25, 2021
Place of Incorporation	Virgin Islands, British
% of Equity Ownership	100.00%
Principal Activities	Holding Company
Shanghai Chenqin Information Technology Services Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 31, 2021
Place of Incorporation	Shanghai, China
% of Equity Ownership	100.00%
Principal Activities	Holding Company
CLPS-Beefinance Holding Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 22, 2021
Place of Incorporation	Virgin Islands, British
% of Equity Ownership	55.00%
Principal Activities	Holding Company
Noni (Singapore) Pte.Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 22, 2021
Place of Incorporation	Singapore
% of Equity Ownership	100.00%
Principal Activities	Holding Company
ChinaLink Professional Service Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 30, 2005
Place of Incorporation	Shanghai, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Dalian Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 25, 2011
Place of Incorporation	Dalian, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Ruicheng Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 26, 2013
Place of Incorporation	Shanghai, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Beijing Hengtong Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 30, 2015
Place of Incorporation	Beijing, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology (Singapore) Pte. Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 18, 2015
Place of Incorporation	Singapore
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Ridik Technology (Australia) Pty Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 10, 2015
Place of Incorporation	Australia
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology (Hong Kong) Co., Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 07, 2016
Place of Incorporation	Hong Kong, China
% of Equity Ownership	100.00%
Principal Activities	Software development
JAJI (Shanghai) Co., Ltd (“JAJI China”, formerly , Judge (Shanghai) Co., Ltd.) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 09, 2016
Place of Incorporation	Shanghai, China
% of Equity Ownership	60.00%
Principal Activities	Software development
JAJI (Shanghai) Human Resource Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 09, 2016
Place of Incorporation	Shanghai, China
% of Equity Ownership	60.00%
Principal Activities	Software development
CLPS Shenzhen Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 07, 2017
Place of Incorporation	Shenzhen, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Guangzhou Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 27, 2017
Place of Incorporation	Guangzhou, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology (US) Ltd. (“CLPS US”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 05, 2018
Place of Incorporation	Delaware, the United States of America
% of Equity Ownership	100.00%
Principal Activities	Software development
Tianjin Huanyu Qinshang Network Technology Co., Ltd. (“Huanyu”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 24, 2019
Place of Incorporation	Tianjin, China
% of Equity Ownership	100.00%
Principal Activities	Network technology
CLPS Hangzhou Co. Ltd. (“CLPS Hangzhou”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 31, 2019
Place of Incorporation	Hangzhou, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology Japan (“CLPS Japan”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 13, 2019
Place of Incorporation	Japan
% of Equity Ownership	100.00%
Principal Activities	Software development
Ridik Pte. Ltd. (“Ridik Pte.”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 26, 2019
Place of Incorporation	Singapore
% of Equity Ownership	100.00%
Principal Activities	Software development
Ridik Sdn. Bhd. (“Ridik Sdn.”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 26, 2019
Place of Incorporation	Malaysia
% of Equity Ownership	100.00%
Principal Activities	Software development
Ridik Software Solutions Pte. Ltd. (“Ridik Software Pte.”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 26, 2019
Place of Incorporation	Singapore
% of Equity Ownership	100.00%
Principal Activities	Software development
Qinson Credit Card Services Limited (“Qinson”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 31, 2019
Place of Incorporation	Hong Kong, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CLPS Technology (California) Inc. (“CLPS California”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 02, 2020
Place of Incorporation	California, the United States of America
% of Equity Ownership	100.00%
Principal Activities	Software development
Ridik Consulting Private Limited (“Ridik Consulting”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 06, 2020
Place of Incorporation	India
% of Equity Ownership	100.00%
Principal Activities	Software development
Hainan Qincheng Software Technology Co.,Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 20, 2021
Place of Incorporation	Hainan, China
% of Equity Ownership	100.00%
Principal Activities	Software development
CareerWin Executive Search Co., Ltd (“CareerWin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 03, 2021
Place of Incorporation	Shanghai, China
% of Equity Ownership	60.00%
Principal Activities	Headhunting Service
CLPS Xi’an Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 15, 2021
Place of Incorporation	Xi’an, China
% of Equity Ownership	100.00%
Principal Activities	Software development
Beijing Bozhuo Educational Technology Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 11, 2021
Place of Incorporation	Beijing, China
% of Equity Ownership	36.00%
Principal Activities	Software development